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Colonial Mutual Funds
One Financial Center
Boston, Massachusetts
02111-2621


March 3, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Colonial Trust III (the "Trust")
         Colonial Strategic Balanced Fund and
         Colonial Global Utilities Fund (the "Funds")
         File Nos. 811-881 & 2-15184

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Informations dated March 1, 1999 for the Funds do not differ from that contained in Post-Effective Amendment No. 109 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 1, 1999.

The Funds' Prospectuses and Statement of Additional Informations dated
March 1, 1999, are now being used in connection with the public offering and sale of shares of the Funds.

The Funds are separate portfolios of the Trust.

Very truly yours,

COLONIAL STRATEGIC BALANCED FUND
COLONIAL GLOBAL UTILITIES FUND




By:  Ellen Harrington
       Assistant Secretary

cc:       M. Muller
          M.C. Telman
          E. Edson
          G. Rao
          C. Ericson
          O. Barsketis
          D. Jansen
          D. Young(2)
          Blue Sky